Concentration of Credit Risk - Schedule Of Gross Written Premium From Major Brokers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment Holdings [Line Items]
Gross written premiums, percentage	100.00%	100.00%	100.00%
Gross written premiums	$ 3,938.4	$ 3,698.5	$ 3,442.4
Aon Corporation
Investment Holdings [Line Items]
Gross written premiums, percentage	17.30%	15.80%	13.40%
Marsh & McLennan Companies, Inc.
Investment Holdings [Line Items]
Gross written premiums, percentage	17.50%	15.40%	13.60%
Willis Group Holdings, Ltd.
Investment Holdings [Line Items]
Gross written premiums, percentage	9.60%	10.40%	10.30%
Others
Investment Holdings [Line Items]
Gross written premiums, percentage	55.60%	58.40%	62.70%